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July 5, 2005

Filed via EDGAR

Ms. Tia Jenkins, Senior Assistant Chief Accountant

Office of Emerging Growth Companies:

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Heartland, Inc.
Form 8-K for Event Requiring Reporting dated December 31, 2004
File January 6, 2005

Dear Ms. Jenkins:

In response to your letter dated June 16, 2005 addressed to Trent Sommerville, President of Heartland, Inc., Commission File Number 000-27045, enclose please find Form 10-KSB/A Amended Annual Report pursuant to the Securities and Exchange Act of 1934 for fiscal year ended December 31, 2004.

In addition, here is the Company’s response to your letter directly:

Item 1	We filed the financial statements for the three companies acquired in December 2004 in Forms 8-K/A on June 29 and June 30, 2005.

Item 2	We filed today the revised Form 10 KSB/A financials to account for Mound as a reverse merger and not as an acquisition.

Item 3

Between the periods of December 20, 2004 to December 27, 2004, the Company acquired three companies. According to SFAS 141, par. 49, when a subsidiary is acquired in a combination, consolidated income and retained earnings should only include the subsidiary’s earnings since the acquisition date. Since the acquisitions occurred so late in the year, none of the earnings were included. However, for presentation purposes, ARB 51, par. 11 states: When a subsidiary is purchased during the year, either of the following methods may be used to show the subsidiary’s results of operations in the consolidated statement of income:

July 5, 2005

Ms. Tia Jenkins, Senior Assistant Chief Accountant

Office of Emerging Growth Companies:

Securities and Exchange Commission

Page two

a.

Include the subsidiary’s revenues and expenses for the entire year in the consolidated amounts as if the acquisition occurred at the beginning of the year and deduct pre-acquisition earnings from the bottom of the income statement. (This method is preferred because it presents results that are more indicative of the group’s current status and facilitates comparisons with future years.)

b.	Prorate the subsidiary’s results of operations so that only its revenues and expenses subsequent to the date of the acquisition are included in the consolidated amounts.

The Company elected to use the preferred method as stated above.

Item 4	We have restated the revenue statement in our MD&A in accordance with your letter and the revised financial statements.

Item 5

With respect to the contingent liability of $428,000, no provision has been recorded in the financial statements since in the opinion of management and its counsel, that it is not probable that any loss will be incurred.

If you have any further questions please feel free to call me. Thank you.

Sincerely,

/s/ Jerry Gruenbaum

Jerry Gruenbaum. Esquire